Deferred Charges	6 Months Ended
Jun. 30, 2014
Deferred Charges [Abstract]
Deferred Charges

4.Deferred Charges

Deferred charges consist of dry-docking and special survey costs, net of accumulated amortization, and amounted to $12,308 and $12,724, at June 30, 2014 and December 31, 2013, respectively, and loan fees, net of accumulated amortization, amounted to $4,401 and $4,607 at June 30, 2014 and December 31, 2013, respectively. Amortization of deferred dry-docking costs is separately reflected in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net.